Accounting Policies - Schedule of Estimated Useful Lives for the Current Period and the Comparative Period (Details)	12 Months Ended
Dec. 31, 2024
Fixtures and fittings [Member]
Schedule of Estimated Useful Lives for the Current Period and the Comparative Period [Line Items]
Estimated useful lives	5 years
IT and equipment [Member]
Schedule of Estimated Useful Lives for the Current Period and the Comparative Period [Line Items]
Estimated useful lives	3 years
Right of use asset [Member]
Schedule of Estimated Useful Lives for the Current Period and the Comparative Period [Line Items]
Right of use asset	Economic life of contractual relationship